FOR USE BY BANKS ONLY
                                                                 April 9, 1997
                DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
                        Supplement to Prospectus
                           Dated March 1, 1997
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 542s040997BNK